Note 4 - Land, Buildings and Equipment at Cost (Details) - USD ($)	Jun. 28, 2015	Jun. 29, 2014
Bowling Lanes and Equipment [Member]
Bowling lanes and equipment	$ 22,404,206	$ 22,230,327
Amusement Games [Member]
Bowling lanes and equipment	739,007	750,079
Bowling Lanes and Equipment Not Yet in Use [Member]
Bowling lanes and equipment	141,938	164,123
Buildings	18,741,152	18,504,838
Leasehold and building improvements	8,102,338	8,069,448
Land	10,526,607	10,526,607
Property Plant and Equipment Gross	60,655,248	60,245,422
Less accumulated depreciation and amortization	40,237,794	39,358,295
Property Plant and Equipment Net	$ 20,417,454	$ 20,887,127